Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories by major category consist of the following:

	December 31,
	2014	2015
	RMB	RMB	US$

Raw materials	577,314	318,852	49,222
Work-in-progress	389,570	351,432	54,252
Finished goods	1,132,198	814,030	125,665
Total inventories	2,099,082	1,484,314	229,139